Acquisitions	12 Months Ended
Jun. 30, 2014
Acquisitions
Acquisitions and Divestitures

Deconsolidation of Subsidiary - During 2014, the Company and GE Aviation, a non-related party, finalized a joint venture in which the Company sold a 50 percent equity interest in one of its wholly-owned subsidiaries. The sale of the 50 percent equity interest in the wholly-owned subsidiary resulted in a loss of control of the subsidiary, and therefore it was deconsolidated from the Company's financial statements during the second quarter of fiscal 2014. The Company's equity interest in the joint venture with GE Aviation at June 30, 2014 of $263,246 is accounted for using the equity method of accounting. A significant portion of the underlying net assets of the joint venture are related to goodwill.

The Company recognized a pre-tax gain of $413 million on the deconsolidation, measured as the fair value of the consideration received for the 50 percent equity interest in the former subsidiary and the fair value of the retained investment less the carrying amount of the former subsidiary's net assets. Approximately $186 million of the pre-tax gain is attributable to the remeasurement of the retained investment in the former subsidiary to its current fair value. The gain is reflected in the (gain) on disposal of assets caption in the Consolidated Statement of Income and the other (income) expense caption in the Business Segment Information.

Acquisitions - During 2014, the Company completed three acquisitions whose aggregate sales for their most recent fiscal year prior to acquisition were approximately $14 million. Total purchase price for the three acquisitions was approximately $19 million in cash.
During 2013, the Company completed eight acquisitions whose aggregate sales for their most recent fiscal year prior to acquisition were approximately $484 million. Total purchase price for the eight acquisitions was approximately $621 million in cash and $114 million in assumed debt.
During 2012, the Company completed four acquisitions whose aggregate sales for their most recent fiscal year prior to acquisition were approximately $141 million. Total purchase price for the four acquisitions in 2012 was approximately $156 million in cash. Also during 2012, the Company purchased the outstanding shares not previously owned by the Company in two majority-owned subsidiaries. Total purchase price for the two majority-owned subsidiaries was approximately $147 million in cash.
The results of operations for all acquisitions are included as of the respective dates of acquisition. The initial purchase price allocation and subsequent purchase price adjustments for acquisitions in 2014, 2013 and 2012 are presented below. Some of the 2014 acquisitions are still subject to purchase price adjustments.

	2014	2013	2012
Assets:
Accounts receivable	$954	$91,668	$24,833
Inventories	2,184	93,915	29,102
Prepaid expenses	57	4,672	1,541
Deferred income taxes	189	(1,713)	5,679
Plant and equipment	11,211	74,439	28,929
Intangible and other assets	5,646	280,001	59,576
Goodwill	3,195	317,879	68,144
	23,436	860,861	217,804
Liabilities and equity:
Notes payable	—	11,920	1,887
Accounts payable, trade	915	46,596	7,189
Accrued payrolls and other compensation	263	12,099	3,672
Accrued domestic and foreign taxes	1	7,073	2,882
Other accrued liabilities	3,864	16,805	5,984
Long-term debt	—	102,122	4,365
Pensions and other postretirement benefits	—	2,125	11,396
Deferred income taxes	—	39,214	24,062
Other liabilities	800	689	111
Noncontrolling interests	—	1,074	—
	5,843	239,717	61,548
Net assets acquired	$17,593	$621,144	$156,256

Divestitures - During 2013, the Company completed several divestitures, the primary ones being the automotive businesses of its Mobile Climate Systems division and its Turkey refrigeration components business. Under the segment structure effective July 1, 2013, both of these businesses would have been part of the Diversified Industrial Segment and had combined revenues of approximately $158 million for fiscal 2012. The Company recorded a net pre-tax gain during 2013 of approximately $18 million related to these divestitures. The gain is reflected in the (gain) on disposal of assets caption in the Consolidated Statement of Income.